SHAREHOLDERS’ EQUITY	12 Months Ended
Sep. 30, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 11 － SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company was established under the laws of Cayman Island on February 2, 2024, with authorized to issue one class of ordinary share. The total number of ordinary shares which the Company is authorized to issue 500,000,000 ordinary shares.

Initial Public Offering

On June 10, 2025, the Company consummated its IPO of 1,750,000 ordinary shares at the offering price of US$4.00 per share. The aggregate net proceeds from the IPO, net of underwriting discount and offering expenses, were approximately US$5.2 million. The ordinary shares of the Company were approved for listing on The Nasdaq Capital Market and commenced trading under the ticker symbol “JEM” on June 9, 2025.

2025 Equity Incentive Plan

The Company adopted the 2025 Equity Incentive Plan (the “Plan”) on March 7, 2025, which was further revised and approved on June 5, 2025. The maximum number of Ordinary Shares that are available for issuance under the Plan is 4,390,000 ordinary shares.

As of September 30, 2025, the Company has no shares to be issued under the Plan.

Share-Based Compensation

On June 13, 2025, the Company issued 4,390,000 ordinary shares at the current market price of US$3.85 per share to certain service providers to settle their agreements for marketing and business development services for their requisite services in a contractual period from June 2025 to May 2026. These share-based service expenses are measured as stock award to these service providers and consultants at the fair value based on the current market price at the date of grant and are recorded as deferred compensation of approximately HK$131.8 million (US$17.0 million) under equity section. For the year ended September 30, 2025, such deferred compensation is amortized as expenses of HK$43.9 million (US$5.6 million) over the vesting period, which is generally 12 months.

As of September 30, 2025, total unrecognized compensation cost was approximately HK$87.9 million (US$11.3 million), which is expected to be recognized on a straight-line basis over the remaining vesting period.

Share Redesignation

On December 18, 2025, the Company resolved and approved a share redesignation to reclassify the authorized share capital from US$500,000 divided into 500,000,000 shares of a nominal or par value of US$0.001 each to US$500,000 divided into 500,000,000 shares at a par value of US$0.001 each, comprising (i) 400,000,000 class A ordinary shares at a par value of US$0.001 each and (ii) 100,000,000 class B ordinary shares at a par value of US$0.001 each. Every holder of shares in the Company shall have one (1) vote for each Class A Ordinary Share of which he is the holder and twenty-five (25) votes for each Class B Ordinary Share of which he is the holder.

707 CAYMAN HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

As part of the redesignation, 15,612,000 issued ordinary shares at a par value of US$0.001 each in the capital of the Company registered in the name of JME International Holdings Limited be redesignated as 7,806,000 Class A Ordinary Shares and 7,806,000 Class B Ordinary Shares. The remaining 10,728,000 issued ordinary shares at a par value of US$0.001 each in the capital of the Company registered in the names of various shareholders be redesignated as 10,728,000 Class A Ordinary Shares. The 381,466,000 authorized but unissued ordinary shares at a par value of US$0.001 each in the capital of the Company be redesignated as 381,466,000 Class A Ordinary Shares and the 92,194,000 authorized but unissued ordinary shares at a par value of US$0.001 each in the capital of the Company be redesignated as 92,194,000 Class B Ordinary Shares, having the rights and subject to the restrictions set out in the New Amended and Restated Memorandum and Articles of Association. All share numbers and per share amounts have been retroactively adjusted to reflect the Share Redesignation for all years presented.

At the date of this report, the Company is authorized to issue 400,000,000 Class A Ordinary Shares and 100,000,000 Class B Ordinary Shares at a par value of US$0.001 each, consisting of 18,534,000 Class A Ordinary Shares issued and outstanding, and 7,806,000 Class B Ordinary Shares issued and outstanding.